Allison Pristash
State Street
1 Lincoln Street
Mail Stop SUM 0703
Boston, MA 02111
Tel +1 617 662 7031
APristash@StateStreet.com

December 13, 2018

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	iShares Trust (the “Registrant”)
Securities Act File No. 333-92935
Investment Company Act File No. 811-09729

Ladies and Gentlemen:

On behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 filing, dated November 29, 2018 to the prospectuses for the following funds:

iShares Edge MSCI Intl Size Factor ETF

iShares Edge MSCI USA Size Factor ETF

The purpose of this filing is to submit the 497 dated November 29, 2018 in XBRL.

If you have any questions regarding this filing, please contact Benjamin Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Very truly yours,

/s/ Allison Pristash

Allison Pristash

cc: Benjamin Haskin, Esq.